Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings Per Share:
Loss Per Share

NOTE 6 – Loss Per Share

The following data show the amounts used in computing loss per share and the effect on income and the weighted average number of shares of dilutive potential common stock for the periods ended December 31, 2015 and 2014:

	Year Ended December 31
	2015	2014
Loss from continuing operations available to common stockholders (numerator)
	$(1,696,282)	$(3,116,080)
Weighted average number of common shares outstanding used in loss per share during the period (denominator	6,228,108	6,103,447

Dilutive loss per share was not presented as the Company had no common equivalent shares for all periods presented that would affect the computation of diluted loss per share or its effect is anti-dilutive.

Loss Per Share.

NOTE 4 – Loss Per Share

The following data show the amounts used in computing loss per share and the effect on income and the weighted average number of shares of dilutive potential common stock for the periods ended September 30, 2016 and 2015:

	Three Months Ending		Nine Months Ending
	Sept. 30, 2016	Sept. 30, 2015	Sept. 30, 2016	Sept. 30, 2015

Loss from continuing
operations available to
Common stockholders (numerator)	$(719,320)	$(587,130)	$(1,931,833)	$(1,399,378)

Weighted average number of common shares
outstanding used in loss per share during
the Period (denominator)	6,259,349	6,234,834	6,243,642	6,224,939

Dilutive loss per share was not presented as the Company had no common equivalent shares for all periods presented that would affect the computation of diluted loss per share or its effect is anti-dilutive.